INSURANCE AND REINSURANCE RESULT - Schedule of CSM in Loss Component (Details) - CSM - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 2,405,610	S/ 2,211,061	S/ 2,084,053
One year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	155,267	122,859	113,378
Two years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	180,190	125,636	115,736
Three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	155,916	126,066	116,736
Four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	136,100	124,387	117,284
Five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	130,544	120,257	114,531
From 6 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	545,517	517,669	494,953
Older than 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 1,102,076	S/ 1,074,187	S/ 1,011,435